Matthew L. Thompson +1 612 766 6854 matthew.thompson@FaegreBD.com	Faegre Baker Daniels LLP 2200 Wells Fargo Center 90 South Seventh Street Minneapolis Minnesota 55402-3901 Phone +1 612 766 7000 Fax +1 612 766 1600

January 20, 2015

Via EDGAR System

U.S. Securities and Exchange Commission

Division of Investment Management

Washington, D.C. 20549

Re: Whitebox	Mutual Funds (File Nos. 333-175116 and 811-22574)

    Certification pursuant to Rule 497(j) Regarding Prospectuses and

    Statement of Additional Information dated January 16, 2015

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification on behalf of Whitebox Mutual Funds (the “Trust”) that the form of the Prospectuses and Statement of Additional Information for the Whitebox Tactical Opportunities Fund, Whitebox Market Neutral Equity Fund and Whitebox Tactical Advantage Fund, each a series of the Trust, that would have been filed under Rule 497(c) would not have differed from the same documents as are contained in Post-Effective Amendment No. 14 to the Registration Statement of Whitebox Mutual Funds (File Nos. 333-175116 and 811-22574), the text of which has been filed electronically on January 16, 2015.

Very truly yours,

/s/ Matthew L. Thompson

Matthew L. Thompson